Leases (Details) - Schedule of information on leases - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of information on leases [Abstract]
Interest expense on lease liabilities	₪ 479	₪ 676
Total cash outflow for leases	₪ 1,240	₪ 1,256